Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash exceeded FDIC-insured limits	$ 4,000,000	$ 4,000,000
Accounts receivable allowance	2,000	2,000
Impairments of long-lived assets
Research and development expenses	205,000	322,269
Operating lease right-of-use assets	$ 1,886	$ 0	$ 23,000
Lease liabilities			13,500
Prepaid Expenses of Prepaid Lease [Member]
Operating lease right-of-use assets			$ 9,500
Minimum [Member]
Estimated useful live of property and equipment	3 years
Capitalized software useful life	2 years
Maximum [Member]
Estimated useful live of property and equipment	7 years
Capitalized software useful life	3 years